Mineral Stream Interests	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Mineral Stream Interests
10.	Mineral Stream Interests

	Year Ended December 31, 2020

	Cost			Accumulated Depletion & Impairment 1			Carrying Amount Dec 31, 2020
(in thousands)	Balance Jan 1, 2020	Additions (Reductions)	Balance Dec 31, 2020	Balance Jan 1, 2020	Depletion	Balance Dec 31, 2020

Gold interests

Salobo	$3,059,876	$-	$3,059,876	$(454,619)	$(95,913)	$(550,532)	$2,509,344

Sudbury 2	623,864	-	623,864	(279,821)	(23,027)	(302,848)	321,016

Constancia	136,058	-	136,058	(25,652)	(4,837)	(30,489)	105,569

San Dimas	220,429	-	220,429	(26,062)	(12,165)	(38,227)	182,202

Stillwater 3	239,352	-	239,352	(9,358)	(5,684)	(15,042)	224,310

Other 4	402,232	-	402,232	(389,064)	(5,642)	(394,706)	7,526

	$4,681,811	$-	$4,681,811	$(1,184,576)	$(147,268)	$(1,331,844)	$3,349,967

Silver interests

Peñasquito	$524,626	-	524,626	$(149,924)	$(24,130)	$(174,054)	$350,572

Antamina	900,343	-	900,343	(231,533)	(41,876)	(273,409)	626,934

Constancia	302,948	-	302,948	(74,761)	(11,143)	(85,904)	217,044

Other 5	1,283,054	(1,826)	1,281,228	(795,361)	(10,892)	(806,253)	474,975

	$3,010,971	$(1,826)	$3,009,145	$(1,251,579)	$(88,041)	$(1,339,620)	$1,669,525

Palladium interests Stillwater 3	$263,721	$-	$263,721	$(13,752)	$(8,580)	$(22,332)	$241,389

Cobalt interests Voisey’s Bay	$393,422	$-	$393,422	$(165,912)	$-	$(165,912)	$227,510

	$8,349,925	$(1,826)	$8,348,099	$(2,615,819)	$(243,889)	$(2,859,708)	$5,488,391

1)
Includes cumulative impairment charges to December 31, 2020 as follows: Keno Hill silver interest - $11 million; Pascua-Lama silver interest - $338 million; 777 silver interest - $64 million; 777 gold interest - $151 million; Sudbury gold interest - $120 million; and Voisey’s Bay cobalt interest - $166 million.

2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Stillwater and East Boulder gold and palladium interests.
4)	Comprised of the Minto, Rosemont, 777 and Marmato gold interests.
5)
Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Rosemont, 777, Marmato and Cozamin silver interests. During the third quarter of 2020, Wheaton agreed to modify the Keno Hill PMPA as it relates to the delivery payment per ounce of silver in exchange for 2 million common share purchase warrants from Alexco (Note 15). The fair value of these warrants have been reflected as a reduction to the cost base of the Keno Hill silver interest.

	Year Ended December 31, 2019

	Cost			Accumulated Depletion & Impairment 1				Carrying Amount Dec 31, 2019
(in thousands)	Balance Jan 1, 2019	Additions (Reductions)	Balance Dec 31, 2019	Balance Jan 1, 2019	Depletion	Impairment	Balance Dec 31, 2019

Gold interests

Salobo	$3,059,876	$-	$3,059,876	$(353,816)	$(100,803)	$-	$(454,619)	$2,605,257

Sudbury 2	623,864	-	623,864	(257,401)	(22,420)	-	(279,821)	344,043

Constancia	136,058	-	136,058	(18,511)	(7,141)	-	(25,652)	110,406

San Dimas	220,429	-	220,429	(12,234)	(13,828)	-	(26,062)	194,367

Stillwater 3	239,357	(5)	239,352	(2,925)	(6,433)	-	(9,358)	229,994

Other 4	402,232	-	402,232	(380,873)	(8,191)	-	(389,064)	13,168

	$4,681,816	$(5)	$4,681,811	$(1,025,760)	$(158,816)	$-	$(1,184,576)	$3,497,235

Silver interests

Peñasquito	$524,626	$-	$524,626	$(135,904)	$(14,020)	$-	$(149,924)	$374,702

Antamina	900,343	-	900,343	(190,266)	(41,267)	-	(231,533)	668,810

Constancia	302,948	-	302,948	(56,717)	(18,044)	-	(74,761)	228,187

Other 5	1,283,039	15	1,283,054	(780,401)	(14,960)	-	(795,361)	487,693

	$3,010,956	$15	$3,010,971	$(1,163,288)	$(88,291)	$-	$(1,251,579)	$1,759,392
Palladium interests Stillwater 3	$263,726	$(5)	$263,721	$(4,033)	$(9,719)	$-	$(13,752)	$249,969
Cobalt interests Voisey’s Bay	$393,422	$-	$393,422	$-	$-	$(165,912)	$(165,912)	$227,510

	$8,349,920	$5	$8,349,925	$(2,193,081)	$(256,826)	$(165,912)	$(2,615,819)	$5,734,106

1)
Includes cumulative impairment charges to December 31, 2019 as follows: Keno Hill silver interest - $11 million; Pascua-Lama silver interest - $338 million; 777 silver interest - $64 million; 777 gold interest - $151 million; Sudbury gold interest - $120 million; and Voisey’s Bay cobalt interest - $166 million.

2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Stillwater and East Boulder gold and palladium interests.
4)	Comprised of the Minto, Rosemont and 777 gold interests.
5)	Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Rosemont and 777 silver interests.

T
he value allocated to reserves is classified as depletable upon a mining operation achieving first production and is depleted on a unit-of-production
basis over the estimated recoverable proven and probable reserves at the mine. The value associated with resources and exploration potential is allocated at acquisition and is classified as non-depletable
until such time as it is transferred to the depletable category, generally as a result of the conversion of resources or exploration potential into reserves.

	December 31, 2020			December 31, 2019
(in thousands)	Depletable	Non- Depletable	Total	Depletable	Non- Depletable	Total

Gold interests

Salobo	$2,085,359	$423,985	$2,509,344	$2,078,666	$526,591	$2,605,257

Sudbury 1	269,834	51,182	321,016	290,841	53,202	344,043

Constancia	97,539	8,030	105,569	101,263	9,143	110,406

San Dimas	73,514	108,688	182,202	87,593	106,774	194,367

Stillwater 2	199,616	24,694	224,310	203,163	26,831	229,994

Other 3	7,526	-	7,526	13,168	-	13,168

	$2,733,388	$616,579	$3,349,967	$2,774,694	$722,541	$3,497,235

Silver interests

Peñasquito	$258,267	$92,305	$350,572	$287,493	$87,209	$374,702

Antamina	279,859	347,075	626,934	322,148	346,662	668,810

Constancia	202,475	14,569	217,044	212,173	16,014	228,187

Other 4	98,383	376,592	474,975	83,687	404,006	487,693

	$838,984	$830,541	$1,669,525	$905,501	$853,891	$1,759,392
Palladium interests Stillwater 2	$231,747	$9,642	$241,389	$238,485	$11,484	$249,969
Cobalt interests Voisey’s Bay	$203,436	$24,074	$227,510	$-	$227,510	$227,510

	$4,007,555	$1,480,836	$5,488,391	$3,918,680	$1,815,426	$5,734,106

1)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
2)	Comprised of the Stillwater and East Boulder gold and palladium interests.
3)	Comprised of the Minto, Rosemont and 777 gold interests.
4)	Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Rosemont and 777 silver interests.
Acquisition of Marmato Precious Metals Purchase Agreement
On November 5, 2020, the Company announced that it had entered into an agreement with Aris Gold Corp. (“Aris Gold”) (TSX:ARIS) in respect to the Marmato mine located in Colombia. Under the terms of the PMPA with Aris Gold, the Company will acquire from Aris Gold 6.5% of the gold production and 100% of the silver production until 190,000 ounces of gold and 2.15 million ounces of silver have been delivered, after which the stream drops to 3.25% of the gold production and 50% of the silver production for the life of mine. Under the Marmato PMPA, the Company is required to pay Aris Gold total cash consideration of $110 million, $34 million of which is payable once mining contract
014-89M
is extended, $4 million of which is payable six months thereafter, and the remaining portion of which is payable during construction of the Marmato Deep Zone (“MDZ”) project, subject to receipt of required permits and licenses, sufficient financing having been obtained to cover total expected capital expenditures, and other customary conditions. At December 31, 2020, none of these amounts have been paid (see Note 28). In addition, the Company will make ongoing payments equal to 18% of the spot gold and silver price until the market value of gold and silver delivered to the Company, net of the per ounce cash payment, exceeds the initial upfront cash deposit, and 22% of the spot gold and silver price thereafter. The PMPA is effective July 1, 2020. As at December 31, 2020, no metal has been delivered to the Company and accordingly no revenue has been recognized and no depletion has been taken with respect to this PMPA.

Acquisition of Cozamin Precious Metals Purchase Agreement
On December 11, 2020, the Company entered into an agreement with Capstone Mining Corp. (“Capstone”) (TSX: CS) in respect to the Cozamin Mine located in Zacatecas, Mexico. The Company paid Capstone upfront cash consideration of $150 million upon closing, which occurred on February 19, 2021, for 50% of the silver production until 10 million ounces (“Moz”) have been delivered, thereafter dropping to 33% of silver production for the life of the mine. In addition, Wheaton will make ongoing payments for silver ounces delivered equal to 10% of the spot silver price. The PMPA is effective December 1, 2020. As at December 31, 2020, no metal has been delivered to the Company and accordingly no revenue has been recognized and no depletion has been taken with respect to this PMPA.